Information by segments - Capital expenditures by segments (Details) - Operating segments [member] - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Investment property	$ 21,877,770	$ 13,294,962	$ 11,116,861
Property, plant and equipments [Member]
Disclosure of operating segments [line items]
Investment property	8,767,716	6,117,588	5,032,317
Natural and environmental resources [Member]
Disclosure of operating segments [line items]
Investment property	11,962,544	6,733,028	5,994,462
Intangibles [Member]
Disclosure of operating segments [line items]
Investment property	1,147,510	444,346	90,082
Exploration and Production [Member]
Disclosure of operating segments [line items]
Investment property	16,569,320	9,472,637	8,902,064
Exploration and Production [Member] | Property, plant and equipments [Member]
Disclosure of operating segments [line items]
Investment property	4,461,244	2,633,119	2,866,600
Exploration and Production [Member] | Natural and environmental resources [Member]
Disclosure of operating segments [line items]
Investment property	11,962,544	6,733,028	5,994,462
Exploration and Production [Member] | Intangibles [Member]
Disclosure of operating segments [line items]
Investment property	145,532	106,490	41,002
Refining and petrochemicals [Member]
Disclosure of operating segments [line items]
Investment property	961,675	1,868,303	1,337,952
Refining and petrochemicals [Member] | Property, plant and equipments [Member]
Disclosure of operating segments [line items]
Investment property	928,843	1,845,618	1,329,181
Refining and petrochemicals [Member] | Natural and environmental resources [Member]
Disclosure of operating segments [line items]
Investment property	0	0	0
Refining and petrochemicals [Member] | Intangibles [Member]
Disclosure of operating segments [line items]
Investment property	32,832	22,685	8,771
Transport and logistics [Member]
Disclosure of operating segments [line items]
Investment property	2,513,891	1,391,890	876,845
Transport and logistics [Member] | Property, plant and equipments [Member]
Disclosure of operating segments [line items]
Investment property	2,424,428	1,344,654	836,536
Transport and logistics [Member] | Natural and environmental resources [Member]
Disclosure of operating segments [line items]
Investment property	0	0	0
Transport and logistics [Member] | Intangibles [Member]
Disclosure of operating segments [line items]
Investment property	89,463	47,236	$ 40,309
Electric Power transmission and toll roads concessions [Member]
Disclosure of operating segments [line items]
Investment property	1,832,884	562,132
Electric Power transmission and toll roads concessions [Member] | Property, plant and equipments [Member]
Disclosure of operating segments [line items]
Investment property	953,201	294,197
Electric Power transmission and toll roads concessions [Member] | Natural and environmental resources [Member]
Disclosure of operating segments [line items]
Investment property	0
Electric Power transmission and toll roads concessions [Member] | Intangibles [Member]
Disclosure of operating segments [line items]
Investment property	$ 879,683	$ 267,935